Subsequent Events - Additional Information (Detail) € in Thousands, ¥ in Thousands, shares in Thousands, $ in Thousands	May. 16, 2016 CNY (¥)	Mar. 28, 2016 CNY (¥)	Mar. 15, 2016 EUR (€) MW	Sep. 01, 2015 USD ($)	Sep. 01, 2015 CNY (¥)	May. 10, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Subsequent Event [Line Items]
Other current liabilities | $							$ 71,379			$ 33,762
Sinsin Group Settlement Agreement
Subsequent Event [Line Items]
Other current liabilities							46,038		€ 42,396
Sinsin Group Settlement Agreement | Payment schedule before April 15, 2016
Subsequent Event [Line Items]
Other current liabilities | €									3,283
Sinsin Group Settlement Agreement | Payment Schedule on or before November 30,2017
Subsequent Event [Line Items]
Other current liabilities | €									€ 39,113
Kangfu Leasing
Subsequent Event [Line Items]
Sales-leaseback, amount due							$ 26,311	¥ 140,000
Subsequent Events
Subsequent Event [Line Items]
Commitments from Shareholders to acquire common stock, shares | shares						75,990
Commitments from shareholders to acquire common stock, value | $						$ 57,680
Subsequent Events | Sinsin Group Settlement Agreement
Subsequent Event [Line Items]
Payment for business acquisition | €			€ 3,283
Annual interest rate			6.00%
Power capacity of PV plant to be pledged | MW			26.57
Subsequent Events | Kangfu Leasing
Subsequent Event [Line Items]
Sales-leaseback, proceeds from transaction | ¥		¥ 140,000
Sales-leaseback, interest rate		6.125%
Sales-leaseback, lease term		10 years
Sale-leaseback, nominal fee to transfer title | ¥		¥ 10,000
Sales-leaseback, payment | ¥	¥ 140,000
Dingding Yiwei
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired				60.00%	60.00%
Aggregate consideration				$ 4,720	¥ 30,000